Offerings - Offering: 1	Mar. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value New Israeli Shekel $0.01 per share ("Ordinary Shares")
Amount Registered | shares	30,000
Proposed Maximum Offering Price per Unit	318.79
Maximum Aggregate Offering Price	$ 9,563,700.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,464.20
Offering Note	a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this registration statement shall be deemed to cover such indeterminate number of Ordinary Shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions pursuant to the terms of the CyberArk Software Ltd. 2020 Employee Share Purchase Plan (the “2020 ESPP”). b. Represents 30,000 Ordinary Shares added to the 2020 ESPP, representing an automatic increase effective as of January 1, 2025, pursuant to the 2020 ESPP. c. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h)(1) of the Securities Act and based upon the average of the high and low price per share of the Ordinary Shares as reported on the Nasdaq Global Select Market on March 10, 2025.